Financial Risk Management - Liquidity Risk (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 R / $	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 southAfricanRandPerUSDollar	Jun. 30, 2023 R / $	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2023 ZAR_per_AUD	Jun. 30, 2022 R / $	Jun. 30, 2022 ZAR_per_AUD	May 30, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Extension term of facility	12 months
Closing rate	18.19			2.57	12.14	18.19	18.83		2.38	12.56	16.27	11.25
US$400 million facility - Sustainability Linked
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Maximum borrowing capacity | $													$ 400
US$400 million facility - Sustainability Linked | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Maximum borrowing capacity | $													$ 100
Liquidity risk | US$400 million facility - Sustainability Linked | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Maximum borrowing capacity | $			$ 100
Liquidity risk | Due between 0 to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1		R 636						R 604
Liquidity risk | Due between six to 10 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1		414						225
Liquidity risk | Due between 10 to 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1		490						471
Liquidity risk | Due between 15 to 20 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1		461
Liquidity risk | Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1		115
Lease liability, undiscounted cash flows		270						235
Trade and other payables (excluding non-financial liabilities)2,4		1,704						1,806
Financial liabilities		3,860						4,101
Liquidity risk | Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4		973						609
Borrowings4		75						597
Liquidity risk | Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4		649						639
Borrowings4		74						215
Liquidity risk | Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities2		25						22
Lease liability, undiscounted cash flows		313						401
Financial liabilities		5,207						8,626
Liquidity risk | Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4		766						812
Borrowings4		149						431
Liquidity risk | Due between two to three years5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings4		1,953						R 5,660
Liquidity risk | Borrowings Final Repayment of Capital, May 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings4		R 1,819